Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 2,249	¥ 2,343
Prepayments, Deposits and Other Assets	78	48
Accounts Payable	595	702
Other Payables and Accruals	90	117
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	60	52
Prepayments, Deposits and Other Assets	981	139
Accounts Payable	232	234
Other Payables and Accruals	¥ 26	¥ 1